UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005
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Check here if Amendment ; Amendment Number:
                                                         --------------------
   This Amendment (Check only one.):       / / is a restatement.
                                           / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.

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Address:       One Logan Square
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               24th Floor
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               18th and Cherry Streets
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               Philadelphia, PA  19103-6996
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Form 13F File Number:  28-    10248
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mehrdad Mehrespand
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Title:           Attorney-in-fact
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Phone:           (202) 778-9191
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Signature, Place, and Date of Signing:

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
       /s/ Mehrdad Mehrespand as                   Washington, D.C.                       February 14, 2006
           attorney-in-fact

              [Signature] [City, State] [Date]
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/ /     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number              Name

   28-        04580                  PNC Bank Delaware
   28-        07144                  Wachovia Bank, N.A.
   28-        00694                  JP Morgan Chase & Co.
   28-        03545                  Brown Brothers Harriman & Co.
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4
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Form 13F Information Table Entry Total:       63
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Form 13F Information Table Value Total:       $155,656
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                                                       (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No. Form 13F File Number Name

    1              28-04580                   PNC Bank Delaware

    2              28-07144                   Wachovia Bank, N.A.

    3              28-00694                   JP Morgan Chase & Co.

    4              28-03545                   Brown Brothers Harriman & Co.

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                           FORM 13-F INFORMATION TABLE

COLUMN 1                 COLUMN 2       COLUMN 3    COLUMN 4      COLUMN 5   COLUMN 6 COLUMN 7    COLUMN 8

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                                                      VALUE       SHRS OR     SH/   PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS       CUSIP     (x$1000)      PRN AMT     PRN   CALL     DISCRETION   MANAGERS  SOLE SHARED  NONE

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
3MCO                      Common         88579Y101     $1,358     18,280      SH            Shared-other    1,2,3          18,280

Abbott Labs               Common         0028241000    $261       6,500       SH            Shared-other    2,4            6,500

Adobe Sys Inc             Common         00724F101     $1,921     46,800      SH            Shared-other    1              46,800

Allstate Corp             Common         020002101     $1,039     18,900      SH            Shared-other    1              18,900

Altria                    Common         02002101      $479       6,500       SH            Shared-other    1              6,500

American Express Co       Common         025816109     $2,074     41,690      SH            Shared-other    1              41,690

Amgen Inc                 Common         031162100     $2,681     33,769      SH            Shared-other    1,4            33,769

Analog Devices Inc        Common         032654105     $795       21,530      SH            Shared-other    1              21,530

Applied Materials Inc     Common         038222105     $912       53,750      SH            Shared-other    1              53,750

Avon Prods Inc            Common         054303102     $698       25,870      SH            Shared-other    1,4            25,870

Baker Hughes Inc          Common         057224107     $862       13,270      SH            Shared-other    1              13,270

Bank of America           Common         060505104     $2,649     60,820      SH            Shared-other    1,2            60,820
Corporation

Baxter Intl Inc           Common         071813109     $1,250     31,350      SH            Shared-other    1              31,350

BP PLC Spons ADR          Common         055622104     $247       3,668       SH            Shared-other    2,4            3,668

Cisco Sys Inc             Common         17275R102     $2,089     118,225     SH            Shared-other    1,2            118,225

Citigroup Inc             Common         172967101     $1,547     33,109      SH            Shared-other    1,4            33,109

Coca Cola Co              Common         191216100     $741       17,480      SH            Shared-other    1,2,4          17,480

Conoco Phillips           Common         20825C104     $852       12,900      SH            Shared-other    1              12,900

Devon Energy Corp         New Common     25179M103     $1,603     23,700      SH            Shared-other    1              23,700

Disney Walt Co            Common         254687106     $1,387     57,595      SH            Shared-other    1              57,595

Ebay Inc                  Common         278642103     $379       9,200       SH            Shared-other    1              9,200

Entergy Corp              New Common     29364G103     $574       7,720       SH            Shared-other    1              7,720

Exxon Mobil Corp          Common         30231G102     $3,811     63,769      SH            Shared-other    1,2,4          63,769

Federated Department      Common         31410H101     $675       10,100      SH            Shared-other    1              10,100
Stores Inc

Fedex Corp                Common         30231G102     $516       5,745       SH            Shared-other    1              5,745

General Elec Co           Common         369604103     $2,712     79,345      SH            Shared-other    1,2,4          79,345

Genworth Finl In          Common         37247D106     $1,036     31,505      SH            Shared-other    1              31,505

Gilead Sciences Inc       Common         375558103     $1,333     26,470      SH            Shared-other    1              26,470

Goldman Sachs Group Inc   Common         38141G104     $1,455     11,870      SH            Shared-other    1              11,870

Illinois Tool Works Inc   Common         452308109     $572       6,870       SH            Shared-other    1,4            6,870

Intel Corp                Common         458140100     $1,568     63,395      SH            Shared-other    1,2,4          63,395

International Business    Common         459200101     $1,270     15,680      SH            Shared-other    1,2,4          15,680
Machs

Johnson & Johnson         Common         478160104     $77,074    1,249,329   SH            Shared-other    1,3            1,249,329

Lehman Bros Hldgs Inc     Common         524908100     $1,253     10,500      SH            Shared-other    1              10,500

Lowes Companies Inc       Common         548661107     $1,056     16,250      SH            Shared-other    1              16,250

McDonalds Corp            Common         580135101     $764       22,820      SH            Shared-other    1              22,820

Medco Health Solutions    Common         585005106     $1,121     20,450      SH            Shared-other    1              20,450
Inc

Medtronic Inc             Common         585055106     1,656      30,450      SH            Shared-other    1,4            30,450

Mellon Finl Corp          Common         58551A108     $635       19,620      SH            Shared-other    1              19,620

Microsoft Corp            Common         594918104     $3,436     132,975     SH            Shared-other    1,2,4          132,975

Monsanto Co               New Common     61166W101     $1,081     16,570      SH            Shared-other    1              16,570

Motorola Inc              Common         620076109     $1,544     69,700      SH            Shared-other    1              69,700

Network Appliance Inc     Common         64120L104     $805       30,363      SH            Shared-other    1              30,363

Nike Inc                  Class B        654106103     $723       8,850       SH            Shared-other    1              8,850

Northrop Grunman Corp     Common         666807102     $993       17,800      SH            Shared-other    1              17,800

Pepsico Inc               Common         713448108     $2,688     46,740      SH            Shared-other    1,3            46,740

Pfizer Inc                Common         717081103     $1,241     49,680      SH            Shared-other    1,4            49,680

PG&E Corp                 Common         69331C108     $830       21,150      SH            Shared-other    1              21,150

Principal Financial       Common         74251V02      $1,236     26,100      SH            Shared-other    1              26,100
Group Inc

Procter & Gamble Co       Common         742718109     $2,831     47,935      SH            Shared-other    1              47,935

Prudential Finl Inc       Common         744320102     $1,486     21,680      SH            Shared-other    1              21,680

Qualcomm Inc              Common         747525103     $483       10,770      SH            Shared-other    1,3            10,770

Schering-Plough Corp      Common         806605101     $1,222     56,270      SH            Shared-other    1              56,270

Schlumberger Ltd          Common         806857108     $297       2,850       SH            Shared-other    1              2,850

Sprint Nextel Corp        Common         852061100     $795       33,450      SH            Shared-other    1              33,450

The Hershey Company       Common         427866108     $1,350     24,080      SH            Shared-other    1,2            24,080

Tyco Intl Ltd Nev         Common         402124106     $1,186     146,750     SH            Shared-other    1              146,750

United Health Group Inc   Common         91324P102     $1,330     23,090      SH            Shared-other    1              23,090

United Technologies Corp  Common         913017109     $1,244     23,590      SH            Shared-other    1              23,590

US Bancorp DEL            New Common     902973304     $1,102     38,820      SH            Shared-other    1              38,820

Viacom Inc                Class B        925524308     $1,184     35,930      SH            Shared-other    1,4            35,930

Wal-Mart Stores Inc       Common         931142103     $938       21,080      SH            Shared-other    1,4            21,080

Yahoo Inc                 Common         984332106     $726       20,640      SH            Shared-other    1              20,640
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